Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares U.S. ETF Trust
Supplement dated March 19, 2020 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information, each dated February 28, 2020 (the “SAI”) for the iShares Interest Rate Hedged High Yield Bond ETF (HYGH) and iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:

Changes to the cover page for each Fund’s Prospectus and Summary Prospectus

The sentence on the cover of each Fund’s Prospectus and Summary Prospectus that reads “[t]he SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus” is deleted in its entirety and replaced with the following:

The SEC and Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Change to each Fund’s Principal Investment Strategies

The section of each Fund’s Prospectus and Summary Prospectus is amended to add the following:

The CFTC has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures, options and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).

Changes to the Fund’s Summary of Principal Risks

The section of each Fund’s Prospectus and Summary Prospectus entitled “Summary of Principal Risks” is revised to add the following:

Commodity Regulatory Risk. The Fund is deemed a commodity pool and BFA is considered a “commodity pool operator” with respect to the Fund under the CEA. BFA is therefore subject to regulation by the SEC and the CFTC. BFA is also subject to regulation by National Futures Association (“NFA”). The regulatory requirements governing the use of commodity futures, options on commodity futures, certain swaps or certain other investments could change at any time.

The CFTC and the U.S. commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures, options contracts or swaps traded on U.S. commodities exchanges. The CFTC has proposed a new set of speculative position limit rules which are not yet finalized (or effective). If the CFTC successfully implements these position limits, the size or duration of positions available to the Fund may be severely limited.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares Interest Rate Hedged High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares U.S. ETF Trust
Supplement dated March 19, 2020 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information, each dated February 28, 2020 (the “SAI”) for the iShares Interest Rate Hedged High Yield Bond ETF (HYGH) and iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:

Changes to the cover page for each Fund’s Prospectus and Summary Prospectus

The sentence on the cover of each Fund’s Prospectus and Summary Prospectus that reads “[t]he SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus” is deleted in its entirety and replaced with the following:

The SEC and Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Change to each Fund’s Principal Investment Strategies

The section of each Fund’s Prospectus and Summary Prospectus is amended to add the following:

The CFTC has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures, options and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).

Changes to the Fund’s Summary of Principal Risks

The section of each Fund’s Prospectus and Summary Prospectus entitled “Summary of Principal Risks” is revised to add the following:

Commodity Regulatory Risk. The Fund is deemed a commodity pool and BFA is considered a “commodity pool operator” with respect to the Fund under the CEA. BFA is therefore subject to regulation by the SEC and the CFTC. BFA is also subject to regulation by National Futures Association (“NFA”). The regulatory requirements governing the use of commodity futures, options on commodity futures, certain swaps or certain other investments could change at any time.

The CFTC and the U.S. commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures, options contracts or swaps traded on U.S. commodities exchanges. The CFTC has proposed a new set of speculative position limit rules which are not yet finalized (or effective). If the CFTC successfully implements these position limits, the size or duration of positions available to the Fund may be severely limited.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares Interest Rate Hedged Emerging Markets Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®

iShares U.S. ETF Trust
Supplement dated March 19, 2020 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information, each dated February 28, 2020 (the “SAI”) for the iShares Interest Rate Hedged High Yield Bond ETF (HYGH) and iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:

Changes to the cover page for each Fund’s Prospectus and Summary Prospectus

The sentence on the cover of each Fund’s Prospectus and Summary Prospectus that reads “[t]he SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus” is deleted in its entirety and replaced with the following:

The SEC and Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Change to each Fund’s Principal Investment Strategies

The section of each Fund’s Prospectus and Summary Prospectus is amended to add the following:

The CFTC has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures, options and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).

Changes to the Fund’s Summary of Principal Risks

The section of each Fund’s Prospectus and Summary Prospectus entitled “Summary of Principal Risks” is revised to add the following:

Commodity Regulatory Risk. The Fund is deemed a commodity pool and BFA is considered a “commodity pool operator” with respect to the Fund under the CEA. BFA is therefore subject to regulation by the SEC and the CFTC. BFA is also subject to regulation by National Futures Association (“NFA”). The regulatory requirements governing the use of commodity futures, options on commodity futures, certain swaps or certain other investments could change at any time.

The CFTC and the U.S. commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures, options contracts or swaps traded on U.S. commodities exchanges. The CFTC has proposed a new set of speculative position limit rules which are not yet finalized (or effective). If the CFTC successfully implements these position limits, the size or duration of positions available to the Fund may be severely limited.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.